Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2018
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)

Informationabout VIEs (consolidated and non-consolidated) for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2017

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	663	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	127,425	39,877	75,382	7,000
(d) VIEs for corporate rehabilitation support business	1,544	16	0	0
(e) VIEs for investment in securities	50,411	2,027	5,567	1,995
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	338,138	228,935	307,315	0
(g) VIEs for securitization of loan receivable originated by third parties	18,683	17,202	18,683	0
(h) VIEs for power generation projects	212,153	111,404	127,993	84,227
(i) Other VIEs	202,386	72,447	168,353	0

Total	¥951,403	¥471,908	¥703,293	¥93,222

March 31, 2018

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	2,181	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	103,288	27,892	46,860	0
(d) VIEs for corporate rehabilitation support business	1,057	49	0	0
(e) VIEs for investment in securities	42,456	60	60	0
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	116,665	72,219	89,103	0
(g) VIEs for securitization of loan receivable originated by third parties	9,783	10,425	9,783	0
(h) VIEs for power generation projects	236,367	117,906	138,159	85,371
(i) Other VIEs	177,373	67,592	161,729	0

Total	¥689,170	¥296,143	¥445,694	¥85,371

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs

March 31, 2017

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥8,671	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	96,187	0	11,130	11,194
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	30,299,519	0	80,211	109,310
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,744,471	0	18,448	18,483
(h) VIEs for power generation projects	12,414	0	1,719	3,729
(i) Other VIEs	319,520	4,864	17,963	25,260

Total	¥32,480,782	¥4,864	¥130,462	¥168,967

March 31, 2018

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥8,602	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	35,812	0	2,424	2,424
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	19,170,411	0	75,336	108,678
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,355,962	0	16,653	16,670
(h) VIEs for power generation projects	29,539	0	1,920	1,920
(i) Other VIEs	467,259	3,732	23,484	29,813

Total	¥21,067,585	¥3,732	¥120,808	¥160,496

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.